Acquisitions of Assets (Details) - Schedule of Purchase Price and the Net Assets Acquired - Acquisitions of Assets [Member] - USD ($) $ in Thousands	Jul. 14, 2023	Jul. 05, 2023
Purchase price
Cash consideration		$ 610
Value of 821,000 common shares transferred at closing		1,354
Transaction costs		218
Total purchase price		2,182
Net assets acquired
Security deposits		241
Leasehold improvements		7
Trade payables and accrued liabilities		(174)
Customer deposit		(207)
Intangible - access rights to electricity		2,315
Total net assets acquired		$ 2,182
Villarrica [Member]
Purchase price
Cash consideration	$ 95
Cash consideration payable	1,000
Transaction costs	17
Total purchase price	1,112
Net assets acquired
Cash, cash equivalent and other current assets	17
Property, plant and equipment	30
Intangible - access rights to electricity	1,065
Total net assets acquired	1,112
Yguazu [Member]
Purchase price
Cash consideration	250
Cash consideration payable	200
Transaction costs	4
Total purchase price	454
Net assets acquired
Cash, cash equivalent and other current assets	27
Property, plant and equipment	6
Intangible - access rights to electricity	421
Total net assets acquired	$ 454